OPERATING REVENUE - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Service revenues	$ 3,576	$ 3,600	$ 3,690	[1]
Sale of equipment and accessories	19	28	35	[1]
Other revenues	103	127	125	[1]
Total operating revenues	3,698	3,755	3,850	[1]
Unused provision reversed, other provisions	9	28
Legal provision
Disclosure of operating segments [line items]
Unused provision reversed, other provisions	0	0
Pakistan | Legal provision
Disclosure of operating segments [line items]
Unused provision reversed, other provisions		29
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	6	14	18
Other revenues	73	102	105
Total operating revenues	1,119	1,285	1,408
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	1	0
Other revenues	7	5	7
Total operating revenues	919	971	1,055
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	12	13	17
Other revenues	13	10	2
Total operating revenues	774	636	569
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0
Other revenues	9	10	11
Total operating revenues	570	576	564
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0
Other revenues	1	0	0
Total operating revenues	268	233	194
Operating segments | Others
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0	0
Other revenues	0	0	0
Total operating revenues	55	66	81
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0	0
Other revenues	0	0	0
Total operating revenues	(7)	(12)	(21)
Mobile
Disclosure of operating segments [line items]
Service revenues	3,362	3,428	3,536
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	1,021	1,169	1,285
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	859	906	980
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	603	497	459
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	561	566	553
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	267	232	193
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	55	66	81
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(4)	(8)	(15)
Fixed
Disclosure of operating segments [line items]
Service revenues	214	172	154
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	19	0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	53	59	68
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	146	116	91
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0	0
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	1	1
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	0	0	0
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ (4)	$ (4)	$ (6)

[1]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10